SUBSEQUENT EVENTS (Details) - USD ($)	2 Months Ended
	Mar. 15, 2024	Mar. 20, 2024	Feb. 15, 2024	Jan. 18, 2024	Dec. 31, 2023	Nov. 10, 2023
Public Warrants
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)					$ 11.50
Fixed Rate Senior Unsecured Notes | Unsecured borrowing
Subsequent Event [Line Items]
Face amount						$ 35,650,000
Interest rate (as a percent)						9.875%
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)				$ 11.50
Proceeds from warrant exercise	$ 3,506,753
Number of exercised warrants (in shares)	304,935
Subsequent Event | Fixed Rate Senior Unsecured Notes | Unsecured borrowing
Subsequent Event [Line Items]
Face amount			$ 25,000,000
Interest rate (as a percent)			9.875%
Subsequent Event | LMA Income Series II, LP | Secured borrowing | Limited Partner
Subsequent Event [Line Items]
Face amount		$ 18,042,641